Financial Instruments - Summary of Categories of Financial Instruments (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Categories of financial assets and liabilities [Line items]
Financial liabilities	$ 24,466	$ 62,282
Loan From Former Related Party
Categories of financial assets and liabilities [Line items]
Borrowings	0	6,504
Accrued interest		700
Financial Liabilities at Amortized Cost
Categories of financial assets and liabilities [Line items]
Financial liabilities	$ 15,070	59,039
Financial Liabilities at Amortized Cost | Loans and Borrowings
Categories of financial assets and liabilities [Line items]
Financial liabilities		6,504
Accrued interest		$ 700